Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Net [Abstract]
Account Receivable, Net

	December 31, 2017	December 31, 2016
Accounts receivable	$2,357	$2,264
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$2,357	$2,264